14 INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2019
Income Tax And Social Contribution [Abstract]
INCOME TAX AND SOCIAL CONTRIBUTION

14     INCOME TAX AND SOCIAL CONTRIBUTION

14.a) Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in profit or loss for the year are as follows:

	Consolidated
	12/31/2019	12/31/2018	12/31/2017
Income tax and social contribution income (expense)
Current	(1,564,622)	(827,229)	(358,981)
Deferred	2,398,400	576,895	(50,128)
	833,778	(250,334)	(409,109)

The reconciliation of consolidated income tax and social contribution expenses and income and the result from applying the effective rate to profit before income tax and social contribution are as follows:

		Consolidated
	12/31/2019	12/31/2018	12/31/2017

Profit/(Loss) before income tax and social contribution	1,410,733	5,450,917	520,338
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(479,649)	(1,853,312)	(176,915)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	46,737	50,134	42,431
Profit with differentiated rates or untaxed	(236,404)	(46,006)	37,605
Transfer pricing adjustment	(18,494)	(74,836)	(34,746)
Tax loss carryforwards without recognizing deferred taxes	(21,095)	(27,683)	(368,612)
Indebtdness limit	(20,393)	(38,486)	(39,378)
Unrecorded deferred taxes on temporary differences	(2,835)	(11,964)	541,655
(Losses)/Reversal for deferred income and social contribution tax credits	1,530,185	1,807,909	(403,080)
Income taxes and social contribution on foreign profit	(14,424)	(30,219)	(29,964)
Tax incentives	39,042	36,710	14,358
Deferred taxes on exchange variation in equity		(43,667)
Interest on equity	22,107
Other permanent deductions (additions)	(10,999)	(18,914)	7,537
Income tax and social contribution in profit for the period	833,778	(250,334)	(409,109)
Effective tax rate	-59%	5%	79%

14.b) Deferred income tax and social contribution:

Deferred income tax and social contribution are calculated on income tax and social contribution losses and the corresponding temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements:

									Consolidated
	12/31/2017	Movement			12/31/2018	Movement			12/31/2019
		Shareholders' Equity	P&L	Others		Shareholders' Equity	P&L	Others

Deferred
Income tax losses	1,137,234		(177,378)	(616)	959,240		651,561		1,610,801
Social contribution tax losses	406,884		(39,303)	(223)	367,358		242,688		610,046
Temporary differences	(2,654,558)	21,208	793,576	839	(1,838,935)	(2,357)	1,504,151	59	(337,082)
- Provision for tax. social security, labor, civil and environmental risks	356,750		(25,554)	3,184	334,380		(70,367)		264,013
- Asset impairment losses	181,463		53		181,516		915		182,431
- (Gains)/losses on financial instruments	416,747	530,292	(587,263)		359,776		54,719		414,495
- Actuarial liability (pension and healthcare plan)	273,058	(48)	3,022		276,032	38,569			314,601
- Accrued supplies and services	67,716		27,928		95,644		36,767		132,411
- Goodwill on merger	608		(608)
- Unrealized ex change differences (1)	1,511,152		(500,620)		1,010,532		170,969		1,181,501
- (Gain) on loss of control over Transnordestina	(92,180)				(92,180)				(92,180)
- Cash flow hedge accounting	134,479	355,563			490,042	(63,080)			426,961
- Aquisition Fair Value SWT/CBL	(193,311)	(16,683)	37,880		(172,114)	(52,071)	39,672		(184,513)
- Deferred taxes non computed	(212,236)		(38,359)	(2,345)	(252,940)		(39,021)		(291,961)
- (Losses) estimated/ reversals to deferred taxes credits	(4,130,928)	(885,069)	1,929,424		(3,086,573)	25,159	1,435,415		(1,625,998)
- Business Combination	(1,040,536)		9,724		(1,030,812)		7,471		(1,023,341)
- Consolidation CBSI							(12)	62	50
- Other	72,660	37,153	(62,051)		47,762	49,066	(132,377)	(3)	(35,552)
Total	(1,110,440)	21,208	576,895	-	(512,337)	(2,357)	2,398,400	59	1,883,765

Total Deferred Assets	63,119				89,394				2,473,304
Total Deferred Liabilities	(1,173,559)				(601,731)				(589,539)
Total Deferred	(1,110,440)				(512,337)				1,883,765

(1) The Company taxes exchange differences on a cash basis to calculate income tax and social contribution on net income.

The Company has foreign subsidiaries in its corporate structure, for which profits are taxed at income tax in the countries where they are domiciled by lower rates than those prevailing in Brazil. From 2014 up to 2019 such foreign subsidiaries generated profits amounting to R$ 1,406,562. If for some reason tax authorities understand that these profits are subject to additional taxation in Brazil in respect of income tax and social contribution, which if due, would total R$ 453,927.The Company, based on its legal counsel’s opinion, assessed the likelihood of loss in a potential claiming by tax authorities which resulted in a possible risk of loss and, therefore, no provision was recognized in the financial statements.

In addition, management evaluated the precepts of IFRIC 23 - “Uncertainties Over Income Tax Treatments” and considers that there are no reasons for the tax authorities to differ from the tax positions adopted by the Company. Accordingly, no additional provisions for income tax and social contribution were recognized as a result of the assessment of the application of IFRIC 23 in the financial statements at December 31, 2019.

A sensitivity analysis of tax credit was performed considering a variation of macroeconomic assumptions, operating performance and liquidity events. In this way, considering the results of studies performed, which indicates that it is probable that there will be taxable income to use the deferred income and social contribution taxes balance.

The estimated recovery of deferred tax assets of IRPJ and CSLL are presented by net when referring to a single jurisdiction as shown in the table below:

In millions of reais	Consolidated
2020	230
2021	713
2022	938
2023	985
2024	431
Deferred Asset	3,297
Deferred liabilities - Parent Company	(823)
Net Deferred Asset	2,474
Deferred liabilities - Subsidiaries	(590)
Net Deferred Asset	1,884

14.c) Income statement and social contribution recognized in the shareholders’ equity

The income statement and social contribution recognized directly in the shareholder’s equity are demonstrated below:

	Consolidated
	12/31/2019	12/31/2018
Income tax and social contribution
Actuarial gains on defined benefit pension plan	215,306	176,700
Estimated losses for deferred income and social contribution tax credits - actuarial gains	(217,969)	(180,048)
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	426,961	490,041
Estimated losses for deferred income and social contribution tax credits - cash flow hedge	(426,961)	(490,041)
	(328,013)	(328,698)

Income tax and social contribution Impairment test – deferred tax assets

The Company's management constantly evaluates the ability to use its tax credits. In this direction, CSN periodically updates a technical study to demonstrate if the generation of future taxable profits support the realization of tax credits and, consequently support the accounting recognition of tax credits, the maintenance on the balance sheet or the constitution of a provision for loss in the realization of these credits.

This study is prepared at Entity level, in accordance with the Brazilian tax legislation, and is performed considering the Company’s projections, which is the entity that generates a significant amount of tax credits, mainly, temporary differences. The Company covers the following businesses:

• Steel Brazil (Steel); and

• Cement;

The deferred tax assets on tax losses and temporary differences refers mainly to the following:

	Nature	Description
	Tax losses	The Company incur tax losses at the parent company level, because of financial expenses over its leverage, since it holds substantially all loans and financings of CSN group. In 2018 the parent company presented taxable income.
Temporary differences	Foreign exchange differences	The Company usually opts for the taxation of exchange differences on a cash basis. As a result, taxes are due and expenses are deductible when the underlying asset or liabilities is settled.
	Losses on Usiminas shares	Changes in investments in Usiminas’ shares are recognized on an accrual basis, but the event that generates taxation or deductibility will only occur at the time of divestment.
	Other provisions	Other provisions are recognized on an accrual basis, but their taxation occurs only at the time of their realization. This includes provisions for contingencies, impairment losses, environmental liabilities, etc.

The study prepared is based on the Company business plan of on a long-term basis, reasonably estimated by management and considered several scenarios which vary according to different macroeconomic and operating assumptions.

The model for projection of taxable profit considers two main indicators:

·         Pre-Tax Profit, reflecting our projected EBITDA plus depreciation, other income and expenses and financial income (expenses); and

·         Taxable Profit, which is our pre-tax profit plus (minus) expenses and income items that are taxable at a time different from the time obtained on an accrual basis (temporary differences).

In addition, a sensitivity analysis of tax credits utilization considering a variation in macroeconomic assumptions, operational performance and liquidity events took place.

A significant aspect to be considered in the analysis is the fact that CSN has presented recent tax losses mainly due to the deterioration of the Brazilian political and macroeconomic environment, as well as the growth of its financial leverage. These two aspects combined led to an imbalance between the financial and operating results of the Company.

Within this context, the Company works with a business plan to rebalance between the financial and operating results of the Company, whose main measures are:

·         Expansion of disinvestment efforts;

·         Reduction of financial leverage;

·         Improvement in operating results due to increased sales volume, better prices of its products and efficiency in controlling production costs and

·         Reprofiling of the Company's indebtedness, with negotiations to extend the amortization periods and decentralization of debt through redirection of contracts to subsidiaries according to the nature and application of resources.

With the aforementioned measures already in execution, the Company's management expects to retake high profitability rates. Accordingly, management considers that the gradual recognition of tax credits, using at first a time period of projections of less than 10 years, better reflects the expectation of utilization of the credits recognized in the Company's tax books. As a result of the study, the Company reversed during 2019, R$2,361,362 of the loss recorded in previous years, with a balance of deferred fixed assets recognized in the amount of R$3,258,542 in the Parent Company, as of December 31, 2019.

The tax losses and negative social contribution base and temporary differences maintained in the Company's tax books for future use are respectively, R$1,465,808 and R$549,683 (R$834,141 and R$322,283 on December 31, 2018).